Intangible assets	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Intangible assets	Intangible assets
The carrying amount of intangible assets as at June 30, 2026 and December 31, 2025 is as follows:

	June 30, 2026	December 31, 2025
	(in thousands)
Cost
Customer relationships	$4,114,183	$4,134,478
Order backlog	544,492	546,054
Trade names & brands	189,685	204,721
Patient database	2,457	170,511
Technology assets	116,458	151,754
Total cost	4,967,275	5,207,518
Accumulated amortization	(1,820,777)	(1,873,663)
Impairment	—	(86,737)
Net book value	$3,146,498	$3,247,118

In the three months ended June 30, 2026 the amortization expense recognized by the Company was $50.1 million (three months ended June 30, 2025: $59.1 million).

In the six months ended June 30, 2026, the amortization expense recognized by the Company was $100.4 million (six months ended June 30, 2025: $118.0 million and year ended December 31, 2025: $227.2 million).

There were no additions to intangible assets during the six months ended June 30, 2026.